UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5235

        Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Municipal Value Fund, Inc. (NCA) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Consumer Staples - 1.3%
$630	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$606,766
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	2,715,475
	Series 2003A-1, 6.250%, 6/01/33

	Education and Civic Organizations - 0.6%
1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	12/06 at 105.00	N/R	1,559,790
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26

	Healthcare - 5.9%
825	Arcadia, California, Hospital Revenue Bonds, Methodist Hospital of Southern California, Series	5/06 at 100.00	BBB+	826,502
	1992, 6.500%, 11/15/12
625	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	631,488
	Series 2005, 5.000%, 11/15/34
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
250	5.250%, 7/01/24	7/15 at 100.00	BBB+	257,680
530	5.250%, 7/01/35	7/15 at 100.00	BBB+	537,992
4,000	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,	No Opt. Call	AAA	4,237,360
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured
5,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	Baa2	5,212,000
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
1,440	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series 1997A,	12/07 at 102.00	BBB+	1,500,422
	5.300%, 12/01/08
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	AAA	1,868,071
	5.375%, 7/01/21 - AMBAC Insured

	Housing/Multifamily - 5.2%
3,350	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	Baa2	3,536,394
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.400%, 8/15/30 (Alternative
	Minimum Tax) (Mandatory put 8/15/08)
2,580	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Harbor	7/09 at 102.00	N/R	2,688,824
	City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
5,000	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	5,161,400
	Archstone Communities Trust, Archstone Pelican Point Apartments, Series 1999H, 5.300%, 6/01/29
	(Mandatory put 6/01/08)
480	Riverside County, California, Subordinate Lien Mobile Home Park Revenue Bonds, Bravo Mobile Home	4/06 at 100.00	N/R	480,298
	Park Project, Series 1999B, 6.500%, 3/20/29
1,440	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home	7/08 at 102.00	N/R	1,505,146
	Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

	Housing/Single Family - 0.1%
15	California Rural Home Mortgage Finance Authority, GNMA Collateralized Single Family Mortgage	No Opt. Call	Aaa	15,079
	Revenue Bonds, Series 1993A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)
145	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family	No Opt. Call	AAA	146,025
	Mortgage Revenue Bonds, Series 1997D, 6.700%, 5/01/29 (Alternative Minimum Tax)

	Industrials - 0.4%
1,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc.,	No Opt. Call	BBB	998,810
	Series 2004, 4.100%, 9/01/14 (Alternative Minimum Tax) (Mandatory put 9/01/09)

	Long-Term Care - 4.5%
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder
	Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,931,715
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,232,794
2,720	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation,	10/07 at 102.00	BB+	2,740,482
	American Baptist Homes of the West, Series 1997A, 5.750%, 10/01/17
3,000	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	3,059,370
	Group, Series 1999, 5.375%, 4/01/17
1,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air Force	5/09 at 101.00	BBB-	1,556,880
	Village West, Series 1999, 5.750%, 5/15/19

	Tax Obligation/General - 11.4%
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/20	2/14 at 100.00	A	522,640
5,200	5.000%, 2/01/21	2/14 at 100.00	A	5,424,536
2,850	5.250%, 4/01/34	4/14 at 100.00	A	2,973,889
4,085	Foothill-De Anza Community College District, Santa Clara County, California, General Obligation	8/15 at 100.00	AAA	4,232,101
	Bonds, Series 2005C, 5.000%, 8/01/36 - FGIC Insured
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,055,900
	2002A, 5.000%, 8/01/21 - FGIC Insured
1,110	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,162,370
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
3,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	3,374,304
	7/01/22 - FSA Insured
1,845	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	1,930,756
	5.125%, 8/01/21 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
360	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	376,121
380	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	396,712
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	2,284,880
	Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
285	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	298,768
415	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	433,708
1,500	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	1,577,700
	Bonds, Series 2003, 5.000%, 8/01/23 - FSA Insured
1,570	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/15 at 102.00	AAA	1,673,683
	Series 2005, 5.000%, 8/01/23 - MBIA Insured
1,460	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,537,833
	Bonds, Series 2003B, 5.000%, 8/01/20 - FSA Insured

	Tax Obligation/Limited - 26.2%
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series
	2003:
3,000	5.500%, 10/01/23 - RAAI Insured	10/13 at 100.00	AA	3,181,830
1,000	5.625%, 10/01/33 - RAAI Insured	10/13 at 100.00	AA	1,058,640
	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment Project,
	Series 2003:
1,700	5.625%, 12/01/28 - FGIC Insured	12/13 at 100.00	AAA	1,881,339
5,010	5.750%, 12/01/33 - FGIC Insured	12/13 at 100.00	AAA	5,587,202
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central Business	8/13 at 102.00	AAA	2,480,736
	and Residential District Project, Series 2003C, 5.000%, 8/01/28 - AMBAC Insured
3,400	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	3,658,978
4,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, State	1/06 at 100.00	AAA	3,723,580
	Substance Abuse Treatment Facility and Corcoran II State Prison, Series 1996A, 5.250%, 1/01/21
	(Pre-refunded to 1/01/06) - AMBAC Insured
2,800	Commerce Community Development Commission, California, Subordinate Lien Tax Allocation Refunding	8/07 at 102.00	N/R	2,925,776
	Bonds, Redevelopment Project 1, Series 1997B, 6.000%, 8/01/21
1,855	Duarte Redevelopment Agency, California, Tax Allocation Refunding Bonds, Amended Davis Addition	9/07 at 102.00	N/R	1,950,273
	Project Area, Series 1997A, 6.700%, 9/01/14
260	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	273,827
	9/01/20 - XLCA Insured
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program,	9/13 at 100.00	AAA	2,827,193
	Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 - FSA Insured
3,665	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	3/06 at 103.00	N/R	3,783,526
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax Revenue
	Bonds, Series 2004:
1,045	5.250%, 9/01/22 - AMBAC Insured	9/14 at 100.00	AAA	1,117,889
1,145	5.250%, 9/01/23 - AMBAC Insured	9/14 at 100.00	AAA	1,221,417
1,255	5.250%, 9/01/24 - AMBAC Insured	9/14 at 100.00	AAA	1,336,876
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	457,502
	Redevelopment Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured
8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds, Community	8/09 at 101.00	AAA	8,672,000
	Facilities District 90-1, Series 1999, 5.800%, 8/01/29 - FSA Insured
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	295,246
	5.000%, 9/01/35 - XLCA Insured
615	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	627,171
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
3,130	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center,	7/11 at 102.00	AAA	3,347,316
	Series 2004, 5.250%, 7/01/23 - AMBAC Insured
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	2,884,585
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured
1,700	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional	1/07 at 101.00	A-	1,758,565
	Facility Acquisition Project, Series 1997A, 5.950%, 1/01/11
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 - AMBAC	9/14 at 100.00	AAA	1,037,610
	Insured
3,845	Ventura County Superintendent of Schools, California, Certificates Participation, Series 2003,	12/11 at 100.00	AAA	3,933,973
	5.000%, 12/01/27 - AMBAC Insured
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	3,329,730
	10/01/24
1,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	1,334,476
	10/01/33 - RAAI Insured
2,570	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	3/06 at 102.00	N/R	2,603,410
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20

	Transportation - 4.4%
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	4,692,985
	Series 1999, 0.000%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 - FSA Insured	7/10 at 101.00	AAA	1,340,188
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 102.00	AAA	5,138,400
	Second Series Issue 10A, 5.625%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed*** - 29.6%
2,400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3***	2,619,552
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded to 6/01/12)
3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects,	6/10 at 101.00	Baa3***	3,547,518
	Series 2000C, 6.750%, 6/01/30
12,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	13,321,320
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded to 12/01/09)
6,260	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded	3/10 at 101.00	AAA	6,906,971
	to 3/01/10) - MBIA Insured
4,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2***	4,898,340
	5/01/18 (Pre-refunded to 5/01/12)
4,000	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series	11/09 at 101.00	AAA	4,379,440
	1999A, 5.750%, 11/01/24 (Pre-refunded to 11/01/09) - MBIA Insured
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R***	2,197,320
	Facilities District 98-2 - Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded to 9/01/09)
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	2,901,655
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
3,800	5.500%, 6/01/33 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	4,209,906
3,000	5.625%, 6/01/38 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	3,347,880
2,475	Long Beach Community College District, California, General Obligation Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	2,690,721
	5/01/28 (Pre-refunded to 5/01/13) - MBIA Insured
2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	1/06 at 100.00	BBB***	2,634,150
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10
4,401	Merced Irrigation District, California, Subordinated Revenue Certificates of Participation,	3/08 at 102.00	AAA	4,795,594
	Electric System Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded to 3/01/08)
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	5,189,277
	Series 1988A, 0.000%, 3/01/17
3,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	3,623,400
	7/01/36 (Pre-refunded to 7/01/12)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	8,400,773
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax)

	Utilities - 3.0%
2,740	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio	12/05 at 101.50	N/R	2,782,059
	Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	527,865
	5.000%, 7/01/21 - MBIA Insured
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	626,084
	9/01/31 - XLCA Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	3,732,783
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)

	Water and Sewer - 4.9%
1,500	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,586,591
	Series 2005AD, 5.000%, 12/01/22 - FSA Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	526,070
	Capital Projects, Series 2003A, 5.000%, 10/01/23 - FSA Insured
5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%,	8/13 at 100.00	AAA	5,252,200
	2/01/27 - FGIC Insured
1,580	San Diego County Water Authority, California, Water Revenue Refunding Certificates of	5/12 at 101.00	AAA	1,626,800
	Participation, Series 2002A, 5.000%, 5/01/26 - MBIA Insured
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	3,620,680
	Series 2003, 5.625%, 7/01/43

$251,846	Total Long-Term Investments (cost $233,085,640) - 97.5%			249,669,852

	Other Assets Less Liabilities - 2.5%			6,278,301

	Net Assets - 100%			$255,948,153

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $233,012,161.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$16,899,726
Depreciation	(242,035)

Net unrealized appreciation (depreciation) of investments	$16,657,691

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.